Summary of Significant Accounting Policies (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
AJAX I [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of calculation of basic and diluted net income (loss) per ordinary share
For the Period from August 13, 2020 (Inception) Through December 31, 2020
Class A Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Class A ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$75,356
Unrealized gain (loss) on marketable securities held in Trust Account	8,889
Net income attributable	$84,245
Denominator: Weighted Average Class A Ordinary Shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Ordinary shares subject to possible redemption	72,074,470
Basic and diluted net income per share, Class A Ordinary shares subject to possible redemption	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(113,069,866)
Net income allocable to Class A Ordinary shares subject to possible redemption	(84,245)
Non-Redeemable Net Loss	$(113,154,111)
Denominator: Weighted Average Non-Redeemable Ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	13,618,324
Basic and diluted net loss per share, Non-redeemable Ordinary shares	$(8.31)

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Class A Ordinary shares subject to possible redemption
Numerator: Earnings allocable to Class A Ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$36,169	$132,193
Unrealized gain on marketable securities held in Trust Account	(33,821)	(10,579)
Net Income allocable to shares subject to redemption	$2,348	$121,614
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	69,038,016	65,544,174
Basic and diluted net income per share	$—	$—

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net (loss) income	$(11,909,061)	$58,486,892
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(2,348)	(121,614)
Non-Redeemable Net (Loss) Income- Basic	$(11,911,409)	$58,365,278
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-Redeemable ordinary shares	20,405,417	23,899,259
Basic and diluted net (loss) income per share, Non-Redeemable ordinary shares	$(0.58)	$2.44